Stockholders' Equity - Additional Information (Detail) - USD ($)									1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2023	May 31, 2023	Apr. 28, 2023	Oct. 21, 2022	Jun. 30, 2022	Jun. 17, 2022	May 31, 2022	Mar. 31, 2022	Dec. 31, 2023	Oct. 31, 2023	Dec. 29, 2021	Mar. 31, 2023	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Sep. 07, 2023	Feb. 22, 2023	Dec. 31, 2021
Class of Stock [Line Items]
Common stock shares authorized									2,000,000,000					2,000,000,000	2,000,000,000
Common stock par or stated value per share									$ 0.01					$ 0.01	$ 0.01
Preferred stock shares authorized									200,000,000					200,000,000	200,000,000
Preferred stock par or stated value per share									$ 0.01					$ 0.01
Common stock shares issued								1,724,998	33,257,291					33,257,291	12,972,358			318,351
Number of days from the closing bid price of common stock						30 days
Number Of Grace Period Days Applicable To Regain Compliance						180 days								180 days
Due date declared to regain compliance						Dec. 14, 2022								Jun. 12, 2023
Proceeds from public offering								$ 13,800,000
Proceeds from Issuance of Warrants	$ 16,975,331						$ 45,999,999
Class of warrant or right number of securities called by warrants or rights									10,810,267					10,810,267
Preferred stock shares outstanding									811,878					811,878	811,878
Description of the reverse stock split arrangement			1-for-15
Stock repurchase program repurchase amount1														$ 5,885,727
Stock repurchase program number of shares repurchased														3,444,536
Stock repurchase program, authorized amount																$ 10,000,000
Stock repurchase program pershare of shares repurchased1									$ 1.71					$ 1.71
Warrant exercised amount														$ 1,521,738
Class A Warrant [Member]
Class of Stock [Line Items]
Proceeds From Warrants Exercised															$ 13,746,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period															733,133
Class of warrant or right number of securities called by warrants or rights									2,867					2,867
Class B Warrant [Member]
Class of Stock [Line Items]
Proceeds From Warrants Exercised					$ 21,805,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 24
Proceeds from Issuance of Warrants														$ 0	$ 22,081,720
Class of warrant or right number of securities called by warrants or rights									786,800					786,800
Class C Warrant [Member]
Class of Stock [Line Items]
Common stock shares issued															5,357,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period														2,391,323
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 8.25
Class of warrant or right, issued during period															357,167
Proceeds from Issuance of Warrants		$ 0					$ 2,946,625
Class of warrant or right number of securities called by warrants or rights									1,347,267	1,480,000				1,347,267
Repurchase of warrant									35,869,862	22,200,000
Warrant exercised amount									$ 669,570	$ 414,400
Class D Warrant [Member]
Class of Stock [Line Items]
Common stock shares issued					31,150,000								31,150,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period														803,333
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 12								$ 12
Class of warrant or right, issued during period													2,076,667
Class of warrant or right number of securities called by warrants or rights									173,334	1,100,000				173,334
Fair Value Adjustment of Warrants													$ 2,943,675
Repurchase of warrant									12,049,995
Warrant exercised amount									$ 184,768
Pre Funded Warrants [Member]
Class of Stock [Line Items]
Shares issued, price per share	$ 2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	2,447,184
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.99
Class of warrant or right, issued during period	6,033,333
Representative Purchase Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right issued								552,000
Proceeds From Warrants Exercised								$ 68,999,920
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 20.625
Class of warrant or right, issued during period								115,000
Class of warrant or right number of securities called by warrants or rights									291,194					291,194
May 2022 Representative Purchase Warrants [Member]
Class of Stock [Line Items]
Common stock shares issued							2,090,909
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 10.3125
Class of warrant or right, issued during period							139,394
Class E Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2
Class of warrant or right number of securities called by warrants or rights									8,499,999					8,499,999
IPO [Member]
Class of Stock [Line Items]
Common stock shares issued	8,499,999											3,287,062			98,280
Shares Issued							5,575,757
Shares issued, price per share							$ 8.25	$ 18.75
Proceeds from public offering															$ 426,901
IPO [Member] | Including Exercise Of Warrants [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Common Stock															168,001,415
Net Proceeds From Issuance Of Common Stock															$ 156,821,474
IPO [Member] | Class A Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right, issued during period								11,040,000
Common Stock [Member]
Class of Stock [Line Items]
Description of the reverse stock split arrangement			one-for-fifteen
Warrant exercised amount										$ 253,000
Common Stock [Member] | Class A Warrant [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period												736,000			10,997,000
Class of warrant or right number of securities called by warrants or rights																	36,800
Common Stock [Member] | Class D Warrant [Member]
Class of Stock [Line Items]
Repurchase of warrant										16,500,000
Common Stock [Member] | IPO [Member]
Class of Stock [Line Items]
Common stock shares issued								736,000
Common Stock [Member] | Private Placement [Member] | Class D Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right, issued during period													2,076,667
Minimum [Member] | Class B Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					10.5								$ 10.5
Minimum [Member] | Representative Purchase Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 30
Maximum [Member] | Class B Warrant [Member]
Class of Stock [Line Items]
Proceeds From Warrants Exercised															$ 31,322,950
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 24								$ 24
Maximum [Member] | IPO [Member]
Class of Stock [Line Items]
Common stock shares issued								2,874,997
Shares issued, price per share								$ 24
Proceeds from public offering														$ 12,095,255
Maximum [Member] | Common Stock [Member]
Class of Stock [Line Items]
Proceeds From Warrants Exercised															2,088,197
XNCM [Member]
Class of Stock [Line Items]
Share Price						$ 1
Eight Point Seven Five Percentage Series A Cumulative Redeemable Perpetual Preferred Shares [Member]
Class of Stock [Line Items]
Preferred stock liquidation preference per share									$ 25					$ 25
Dividends, preferred stock											$ 130,574				$ 1,740,983
Preferred stock shares issued																		795,878
Dividends, preferred stock per share											$ 0.1640625				$ 0.1640625
Preferred stock shares outstanding									795,878					795,878	795,878
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock liquidation preference per share									$ 0.01					$ 0.01
Preferred stock shares authorized									16,000					16,000	16,000
Preferred stock par or stated value per share									$ 0.01					$ 0.01	$ 0.01
Preferred stock shares issued									16,000					16,000	16,000
Shares issued, price per share				$ 0.01
Preferred stock shares outstanding									16,000					16,000	16,000
Preferred stock voting rights				25,000
Percentage of voting rights				49.99%
Harry Vafias [Member] | Chief Executive Officer [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock par or stated value per share				$ 0.01
Preferred stock shares issued				16,000
Cash				$ 200,000